Bank Loans and Other Borrowings (Details) - Schedule of Bank Loans and Other Borrowings		6 Months Ended		12 Months Ended
		Sep. 30, 2023 CNY (¥)		Mar. 31, 2023 CNY (¥)		Sep. 30, 2023 USD ($)		Mar. 31, 2023 USD ($)		Mar. 31, 2022 CNY (¥)
Bank Loans and Other Borrowings (Details) - Schedule of Bank Loans and Other Borrowings [Line Items]
Bank loans due within one year		¥ 182,741,935		¥ 193,736,563		$ 25,452,232		$ 28,193,397		¥ 111,733,754
Bank loans due within one year		361,965,073		293,790,596		50,414,367		42,753,699		253,928,000
Total bank loans		544,707,008		487,527,159		75,866,599		70,947,096		365,661,754
China Guangfa Bank Co., Ltd – Shenyang Branch
Bank Loans and Other Borrowings (Details) - Schedule of Bank Loans and Other Borrowings [Line Items]
Bank loans due within one year		¥ 45,351,601	[1]	¥ 41,191,031	[1],[2]	$ 6,316,555	[1]	$ 5,994,300	[2]	46,456,142	[2]
Maturity Date		2023/12/16 –2024/3/12	[1]	2023/10/13 –2023/12/16	[2]
Interest Rate		5.66%	[1]	5.66%	[2]	5.66%	[1]	5.66%	[2]
Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch [Member]
Bank Loans and Other Borrowings (Details) - Schedule of Bank Loans and Other Borrowings [Line Items]
Bank loans due within one year			[3]	¥ 82,964,518	[3],[4]		[3]	$ 12,073,361	[4]	64,647,870	[4]
Maturity Date		2023/6/29 –2023/12/12	[3]	2023/6/29 –2023/12/12	[4]
Interest Rate		5.30%	[3]	5.30%	[4]	5.30%	[3]	5.30%	[4]
China CITIC Bank Shenyang Tiexi Branch [Member]
Bank Loans and Other Borrowings (Details) - Schedule of Bank Loans and Other Borrowings [Line Items]
Bank loans due within one year		¥ 36,424,414	[5]	¥ 23,596,350	[5],[6]	$ 5,073,179	[5]	$ 3,433,845	[6]		[6]
Maturity Date		2023/10/13 –2024/5/29	[5]	2023/10/13 –2023/11/9	[6]
Interest Rate		5.00%	[5]	5.00%	[6]	5.00%	[5]	5.00%	[6]
China CITIC Bank Shenyang Tiexi Branch [Member]
Bank Loans and Other Borrowings (Details) - Schedule of Bank Loans and Other Borrowings [Line Items]
Bank loans due within one year	[7]			¥ 5,000,000
Maturity Date	[7]	2023/5/25 –2023/7/17
Interest Rate	[7]	3.25%				3.25%
China CITIC Bank Shenyang Tiexi Branch [Member]
Bank Loans and Other Borrowings (Details) - Schedule of Bank Loans and Other Borrowings [Line Items]
Bank loans due within one year	[8]	¥ 3,550,600				$ 494,526
Maturity Date	[8]	2024/5/29
Interest Rate	[8]	4.75%				4.75%
China Construction Bank Shenyang Heping Branch [Member]
Bank Loans and Other Borrowings (Details) - Schedule of Bank Loans and Other Borrowings [Line Items]
Bank loans due within one year		¥ 33,160,000	[9]	¥ 31,330,000	[9],[10]	$ 4,618,513	[9]	$ 4,559,279	[10]		[10]
Maturity Date		2023/11/21 –2024/8/31	[9]	2023/9/8 –2023/11/24	[10]
Interest Rate		4.00%	[9]	4.00%	[10]	4.00%	[9]	4.00%	[10]
China Construction Bank Shenyang Heping Branch [Member]
Bank Loans and Other Borrowings (Details) - Schedule of Bank Loans and Other Borrowings [Line Items]
Bank loans due within one year	[11]	¥ 1,700,400		¥ 988,000		$ 236,831
Maturity Date	[11]	2024/1/12 –2024/7/19
Interest Rate	[11]	3.90%				3.90%
Zhongguancun Technology Leasing Co., Ltd [Member]
Bank Loans and Other Borrowings (Details) - Schedule of Bank Loans and Other Borrowings [Line Items]
Bank loans due within one year		¥ 8,666,664	[12]	¥ 8,666,664	[12],[13]	$ 1,207,090	[12]	$ 1,261,212	[13]		[13]
Maturity Date		2025/11/7	[12]	2025/11/7	[13]
Interest Rate		5.00%	[12]	5.00%	[13]	5.00%	[12]	5.00%	[13]
Bank loans due within one year	[13]			¥ 14,492,596				$ 2,109,026
Interest Rate	[13]			5.00%				5.00%
CITIC Financial Leasing Co., Ltd [Member]
Bank Loans and Other Borrowings (Details) - Schedule of Bank Loans and Other Borrowings [Line Items]
Bank loans due within one year	[14]	¥ 12,825,276				$ 1,786,300
Maturity Date	[14]	2026/5/29
Interest Rate	[14]	4.80%				4.80%
Minsheng Bank Shenyang Huanghe Street Branch [Member]
Bank Loans and Other Borrowings (Details) - Schedule of Bank Loans and Other Borrowings [Line Items]
Bank loans due within one year	[15]	¥ 11,286,310				$ 1,571,953
Maturity Date	[15]	2024/7/7 –2024/7/19
Interest Rate	[15]	4.00%				4.00%
Industrial Bank Shenyang Branch [Member]
Bank Loans and Other Borrowings (Details) - Schedule of Bank Loans and Other Borrowings [Line Items]
Bank loans due within one year	[16]	¥ 29,776,670				$ 4,147,285
Maturity Date	[16]	2024/8/15 –2024/9/17
Interest Rate	[16]	4.00%				4.00%
R-Bridge Healthcare Fund, LP [Member]
Bank Loans and Other Borrowings (Details) - Schedule of Bank Loans and Other Borrowings [Line Items]
Bank loans due within one year	[17]									394,999
Maturity Date	[17]			2026/9/15
Interest Rate	[17]			4.00%				4.00%
Bank loans due within one year		¥ 287,192,000	[18]	¥ 274,868,000	[17],[18]	$ 40,000,000	[18]	$ 40,000,000	[17]	¥ 253,928,000	[17]
Maturity Date	[18]	2026/9/15
Interest Rate		4.00%	[18]	4.00%	[17]	4.00%	[18]	4.00%	[17]
China Construction Bank Shenyang Heping Branch [Member]
Bank Loans and Other Borrowings (Details) - Schedule of Bank Loans and Other Borrowings [Line Items]
Bank loans due within one year	[19]	¥ 14,720,000		¥ 4,430,000		$ 2,050,196
Maturity Date	[19]	2024/9/16 –2024/12/6
Interest Rate	[19]	4.00%				4.00%
Zhongguancun Technology Leasing Co., Ltd [Member]
Bank Loans and Other Borrowings (Details) - Schedule of Bank Loans and Other Borrowings [Line Items]
Bank loans due within one year	[12]	¥ 10,111,116		14,492,596		$ 1,408,273
Maturity Date	[12]	2025/11/7
Interest Rate	[12]	5.00%				5.00%
CITIC Financial Leasing Co., Ltd [Member]
Bank Loans and Other Borrowings (Details) - Schedule of Bank Loans and Other Borrowings [Line Items]
Bank loans due within one year	[14]	¥ 23,993,182				$ 3,341,762
Maturity Date	[14]	2026/5/29
Interest Rate	[14]	4.80%				4.80%
Industrial Bank Shenyang Branch [Member]
Bank Loans and Other Borrowings (Details) - Schedule of Bank Loans and Other Borrowings [Line Items]
Bank loans due within one year	[20]	¥ 19,993,041				$ 2,784,624
Maturity Date	[20]	2026/7/31 –2026/9/3
Interest Rate	[20]	4.25%				4.25%
Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch [Member]
Bank Loans and Other Borrowings (Details) - Schedule of Bank Loans and Other Borrowings [Line Items]
Bank loans due within one year	[21]	¥ 5,955,734				$ 829,512
Maturity Date	[21]	2024/3/21 –2025/9/26
Interest Rate	[21]	4.00%				4.00%

[1]	On September 13, 2021, YS Group entered into a credit facility of RMB100 million with China Guangfa Bank Co., Ltd. Shenyang Branch for three years to finance our working capital requirements. YS Group drew RMB45.4 million from January 13, 2023 to August 24, 2023. As of date of this report, YS Group repaid RMB45.4 million.
[2]	On September 13, 2021, YS Group entered into a credit facility of RMB100 million with China Guangfa Bank Co., Ltd. Shenyang Branch for three years to finance its working capital requirements. YS Group drew RMB41.2 million in total from October 14 2022 to January 13, 2023 with interest at 5.66%, which is due from October 13, 2023 to December 16, 2023. In June, 2023, YS Group repaid RMB31.7 million in advance.
[3]	On July 12, 2021, YS Group entered into a credit facility of RMB140 million with Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch for three years to finance its working capital requirements. YS Group drew RMB83.0 million from June 30, 2022 to December 13, 2022. In April, July and September, 2023, YS Group repaid RMB20.9 million, RMB32.4 million and RMB29.7 million, respectively.
[4]	On July 12, 2021, YS Group entered into a credit facility of RMB140 million with Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch for three years to finance its working capital requirements. YS Group drew down RMB83.0 million from June 30, 2022 to December 13, 2022 with interest at 5.30%, which is due from June 29, 2023 to December 12, 2023. In April and July, 2023, YS Group repaid RMB20.9 million and RMB32.4 million in advance, respectively.
[5]	On January 13, 2023, YS Group entered into a credit facility of RMB40 million with China CITIC Bank Shenyang Tiexi Branch, due on November 29, 2023, to finance our working capital requirements. YS Group drew RMB36.4 million from January 18, 2023 to July 11, 2023. As of date of this report, YS Group repaid RMB23.6 million.
[6]	On January 13, 2023, YS Group entered into a credit facility of RMB40 million with China CITIC Bank Shenyang Tiexi Branch, due on November 29, 2023, to finance its working capital requirements. YS Group drew RMB23.6 million from January 18, 2023 to February 17, 2023 with interest at 5.00%, which is due from October 13, 2023 to November 9, 2023.
[7]	On May 6, 2022, China CITIC Bank Shenyang Tiexi Branch issued one letter of credit of RMB5.0 million to YS Group. As of March 31, 2023, YS Group had RMB4.7 million in letters of credit issued, which is due from May to July 2023, YS Group repaid RMB4.7 million.
[8]	From July 17 to July 18, 2023, YS Group borrowed RMB3,550,600 from China CITIC Bank Shenyang Tiexi Branch.
[9]	From November 22, 2022 to September 1, 2023, YS Group borrowed RMB33.2 million in total from China Construction Bank Shenyang Heping Branch for one year. As of date of this report, YS Group repaid RMB8.9 million.
[10]	From September 9, 2022 to November 25, 2022, YS Group borrowed RMB31.3 million in total with interest at 4.00% from China Construction Bank Shenyang Heping Branch for one year. The loan will be due from September 8, 2023 to November 24, 2023. On June 5, 2023, YS Group repaid RMB9.7 million in advance.
[11]	On January 16, 2023, YS Group borrowed RMB988,000 from China Construction Bank Shenyang Heping Branch for one year. In December 2023, YS Group repaid RMB988,000 in advance. On July 20, 2023, YS Group borrowed RMB712,400 with interest at 3.90% for one year. The loan is due on July 19, 2024.
[12]	On November 8, 2022, YS Group borrowed RMB26.0 million from Zhongguancun Technology Leasing Co., Ltd for 36 months. YS Group shall repay RMB722,222 monthly from December 15, 2022 to October 15, 2025 and pay the last repayment of RMB722,230 on November 7, 2025. YS Group repaid RMB7.2 million from December 2022 to September 2023. The balance of RMB18.8 million is outstanding, of which RMB8.7 million is due within one year.
[13]	On November 8, 2022, YS Group borrowed RMB26.0 million with interest at 5.00% from Zhongguancun Technology Leasing Co., Ltd for 36 months. YS Group shall repay RMB722,222 monthly from December 15, 2022 to October 15, 2025 and pay the last repayment of RMB722,230 on November 7, 2025. YS Group repaid RMB2.9 million from December 2022 to March 2023. The balance of RMB23.1 million is outstanding, of which RMB8.6 million is due within one year. From April 13 to July 17, YS Group repaid RMB2.9 million according to the arrangement.
[14]	On May 29, 2023, YS Group borrowed RMB40.0 million from CITIC Financial Leasing Co., Ltd. On August 15, 2023, we repaid RMB3.2 million. The balance of RMB36.8 million is outstanding, of which RMB12.8 million is due within one year.
[15]	From July 7 to July 19, 2023, YS Group borrowed RMB11.3 million from Minsheng Bank Shenyang Huanghe Street Branch for one year.
[16]	From August 16 to September 18, 2023, YS Group borrowed RMB29.8 million from Industrial Bank Shenyang Branch for one year.
[17]	On March 16, 2022, YS Group entered into a facility agreement with R-Bridge Healthcare Fund, LP, as agent, to finance RMB274,868,000 (US$40,000,000) for 54 months with interest at 4.00%. YS Group shall repay the loan in instalments by repaying on each Repayment Date which means the fifth business day after each financial quarter date an amount equal to the relevant percentage of the aggregate outstanding principal amount of the loan as at the end of the Availability Period as set out in the table below:
[18]	On March 16, 2022, YS Group entered into a facility agreement with R-Bridge Healthcare Fund, LP, as agent, to finance RMB287,192,000 (US$40,000,000) for 54 months. YS Group shall repay the loan in instalments by repaying on each Repayment Date which means the fifth business day after each financial quarter date an amount equal to the relevant percentage of the aggregate outstanding principal amount of the loan as at the end of the Availability Period as set out in the table below:
[19]	From March 17 to June 7 2023, YS Group borrowed RMB14.7 million from China Construction Bank Shenyang Heping Branch for 18 months.
[20]	On August 14 and September 14, 2023, YS Group borrowed RMB4.0 million and RMB16.0 million from Industrial Bank Shenyang Branch for approximately three years.
[21]	On September 27, 2023, YS Group borrowed RMB6.0 million from Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch.